Taxation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Group
Current year tax (credit)	$ (1,067)	$ (489)
Adjustments due to prior periods	(879)	(1,423)	(121)
Total tax (credit) for the period	(1,945)	(1,912)	(121)
The tax charge for the year is different from the standard rate of corporation tax in the United Kingdom of 21.49%. The difference can be reconciled as follows:
Loss before taxation	(9,939)	(10,628)	(9,891)
Loss charged at standard rate of corporation tax 19% (2017: 19.25%; 2016: 20%)	(1,888)	(2,046)	(1,953)
Other timing differences	1,104	2,889	1,656
Expenses not deductible for taxation	176	31	297
Adjustments due to prior periods	(879)	(1,423)	(121)
Research and development claim	(459)	(1,366)
Other timing differences		3
Income tax expense (benefit)	$ (1,945)	$ (1,912)	$ (121)